Principal activities, reorganization and reverse recapitalization, and basis of presentation (Details)	1 Months Ended		12 Months Ended				1 Months Ended		0 Months Ended		1 Months Ended		1 Months Ended			1 Months Ended
	Nov. 30, 2012 USD ($)	Nov. 30, 2012 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2014 item	Mar. 31, 2014 PRC item	Feb. 28, 2011 Zhejiang Province USD ($)	Feb. 28, 2011 Zhejiang Province CNY	Nov. 03, 2008 China Cord Blood Services (CCBS) Share Exchange Agreement USD ($)	Jun. 30, 2009 China Cord Blood Services (CCBS) Share Exchange Agreement	Aug. 31, 2009 China Cord Blood Services (CCBS) Agreements for remaining shares	Jan. 31, 2008 China Stem Cells Holdings Limited (CSC Holdings) PRC item	Nov. 30, 2012 China Stem Cells (South) Company Limited USD ($)	Nov. 30, 2012 China Stem Cells (South) Company Limited CNY	May 31, 2007 China Stem Cells (South) Company Limited	May 31, 2007 China Stem Cells (South) Company Limited Guangzhou Nuoya CNY	Dec. 31, 2010 Zhejiang Lukou CNY
Principal activities, reorganization and reverse recapitalization, and basis of presentation
Number of cord blood banking licenses issued					7
Number of cord blood banking licenses issued that are held by the Company					3
Subsidiary or Equity Method Investee
Maximum number of shares of Company common stock issuable under agreement									57,851,240
Percentage of acquiree's ordinary shares sold to Company									100.00%
Percentage of acquiree's redeemable ordinary shares sold to Company									76.00%		24.00%
Percentage of equity interests in acquiree sold to Company									93.94%
Consideration									$ 328,790,000
Shares of Company common stock issued as consideration									54,345,104		3,506,136
Value per share of consideration									$ 6.05
Percentage of equity interest in subsidiary															90.00%		90.00%
Consideration received in stock transaction	20,800,000
Treasury shares sold to CGL	7,314,015	7,314,015	7,314,015
Treasury shares sold to CGL, as a percent of the Company's ordinary shares	10.00%	10.00%
Percentage of ownership after transaction										91.70%
Number of main subsidiaries						3						2
Payments to acquire interest in subsidiary																30,949,000
Payment for repurchase of common stock				44,664,000									16,800,000
Net proceeds from sale of equity	4,000,000	25,320,000	25,320,000
Consideration for operating rights							12,500,000	82,124,000
Capital injection from Group																	45,000,000
Credit to additional paid-in capital on reissuance of treasury stock		3,341,000
Charge to paid-in capital for shares repurchased														70,774,000
Ownership interest by noncontrolling owner																	10.00%
Percentage of shares repurchased													10.00%	10.00%
Contribution of property from non-controlling interests																	5,000,000